NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Nature Of Operations
NATURE OF OPERATIONS

First Mining Gold Corp. (formerly First Mining Finance Corp.) (the “Company” or “First Mining”) was incorporated in Canada on April 4, 2005. The Company changed its name to First Mining Gold Corp. in January 2018.

The Company is an emerging mineral development company with a diversified portfolio of gold projects in North America. The Company’s vision is to advance its materials assets towards a construction decision and, ultimately, to production, and we may acquire additional mineral assets in the future.

First Mining is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”.

The Company’s head office and principal address is located at Suite 1800 – 925 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3L2.